S000040474 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	145 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
ICE BofA 6-Month US Treasury Bill Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.28%	3.21%	2.32%
iShares Ultra Short Duration Bond Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.88%	3.40%	2.68%
Performance Inception Date					Dec. 11, 2013
iShares Ultra Short Duration Bond Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.96%	2.01%	1.63%
iShares Ultra Short Duration Bond Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	2.00%	1.60%

[1]	The ICE BofA 6-Month US Treasury Bill Index (Spliced) reflects the performance of the standard pricing variant of the ICE BofA 6-Month US Treasury Bill Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA 6-Month US Treasury Bill Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA 6- Month US Treasury Bill Index, which now utilizes pricing as of 4 PM, thereafter.
[2]	The ICE BofA 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than six months remaining to maturity.